Schedule of Variable Interest Entities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Total assets	$ 15,097,447		$ 16,566,891	$ 20,948,502	$ 26,927,076
Total liabilities	7,070,701		7,944,737	11,457,633	17,610,720
Net loss	$ 427,653	$ 125,656	$ (263,796)	$ 165,029	$ (455,727)